Goodwill And Other Intangibles	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangibles
GOODWILL AND OTHER INTANGIBLES

Purchases of businesses are accounted for under the acquisition method, with substantially all goodwill assigned to the reporting unit that acquires the business. Under an impairment test performed annually, if the carrying amount of a reporting unit exceeds its estimated fair value, impairment is recognized to the extent that the carrying amount of the unit's goodwill exceeds the implied fair value of the goodwill. Fair values of reporting units are Level 3 measures which are estimated generally using an income approach that discounts future cash flows using risk-adjusted interest rates, as well as earnings multiples or other techniques as warranted. Fair values are subject to changes in underlying economic conditions. See Note 3 for further discussion of changes in goodwill related to acquisitions and divestitures.

The Network Power Europe business, which comprises the 2010 Chloride acquisition and pre-existing businesses, was the focus of the fourth quarter 2014 impairment review. The business has not been able to meet it operating objectives due to a weak Western Europe economy, which had less than 1 percent GDP growth since the acquisition. The weak economic recovery and intense competitive/market pressures have negatively affected the profitability of the combined Emerson and Chloride European network power business. The economics for Europe are uncertain for 2015 and 2016 and the goodwill from the acquisition cannot be supported. A $508, $0.72 per share, noncash impairment charge was recognized in the fourth quarter of 2014. The charge was not deductible for tax purposes. This business provides uninterruptible power supplies, thermal management products, and data center services and solutions for Europe, the Middle East and Africa.

The Company had faced persistent challenges in the Artesyn business due to protracted weak demand, structural industry developments and increased competition. These challenges, including weakness in telecommunication and mobile device markets, continued into 2013 and sales and earnings were below expectations. In the third quarter of 2013, the Company recorded a noncash goodwill impairment charge of $503 ($475 after-tax, $0.65 per share). Income tax charges of $70 ($0.10 per share) for the anticipated repatriation of non-U.S. earnings from this business were also recorded in 2013. Additionally, in the fourth quarter the Company's goodwill impairment testing indicated that the carrying value of the connectivity solutions business in Network Power exceeded its fair value due to operating results not meeting forecasted expectations, resulting in a noncash charge to earnings of $25 ($21 after-tax, $0.03 per share). The Company divested both of these businesses in 2014. See Note 3.

In the fourth quarter of 2012, the Company incurred an impairment charge for the Artesyn business and the DC power systems business, after goodwill impairment testing revealed that the carrying values of these businesses exceeded the fair values. These businesses had been unable to meet operating objectives and the Company anticipated that growth in sales and earnings would be slower than previously expected given the end market circumstances noted above. The carrying value of these businesses was reduced by a noncash charge to earnings totaling $592 ($528 after-tax, $0.72 per share).

The change in the carrying value of goodwill by business segment follows. Cumulative pretax impairment charges in Network Power total $646 as of September 30, 2014.

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Balance, September 30, 2012	$2,379	1,338	3,367	501	441	8,026
Acquisitions	11					11
Divestitures			(40)		(2)	(42)
Impairment			(528)			(528)
Foreign currency translation and other	(7)	14	33	2		42
Balance, September 30, 2013	$2,383	1,352	2,832	503	439	7,509
Acquisitions	356		22			378
Divestitures			(70)			(70)
Impairment			(508)			(508)
Foreign currency translation and other	(38)	(23)	(58)	(3)	(5)	(127)
Balance, September 30, 2014	$2,701	1,329	2,218	500	434	7,182

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2013	2014	2013	2014	2013	2014	2013	2014
Gross carrying amount	$1,482	1,594	1,023	1,052	1,110	1,190	3,615	3,836
Less: accumulated amortization	533	643	565	613	845	891	1,943	2,147
Net carrying amount	$949	951	458	439	265	299	1,672	1,689

Total intangible asset amortization expense for 2014, 2013 and 2012 was $313, $298 and $318, respectively. Based on intangible asset balances as of September 30, 2014, amortization expense is expected to approximate $330 in 2015, $278 in 2016, $239 in 2017, $195 in 2018 and $163 in 2019.